ALLOWANCE FOR LOAN LOSSES - Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for loan losses:
Provision for losses on loans	$ 290		$ 590	$ 250	$ 150	$ 300		$ 200	$ 50	$ 150	$ 1,280		$ 700		$ 550
Loans Receivable
Allowance for loan losses:
Beginning balance					1,447					1,242	1,447		1,242		1,025
Provision for losses on loans											1,280		700		550
Charge-offs											(568)		(508)		(333)
Recoveries											1		13
Ending balance	2,160					1,447					2,160		1,447		1,242
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						252							252
Collectively evaluated for impairment						1,195							1,195
Loans acquired with deteriorated credit quality
Ending balance	343,168					387,012					343,168		387,012
Individually evaluated for impairment	131,146	[1]				161,595	[2]				131,146	[1]	161,595	[2]
Collectively evaluated for impairment	198,375					209,478					198,375		209,478
Loans acquired with deteriorated credit quality	13,647					15,939					13,647		15,939
Loans Receivable Parentheticals [Abstract]
Loans acquired First Franklin	125,430					155,850					125,430		155,850
Loans Receivable | One-to four Family Residential
Allowance for loan losses:
Beginning balance					978					979	978		979
Provision for losses on loans											1,382		481
Charge-offs											(537)		(482)
Recoveries
Ending balance	1,823					978					1,823		978
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						244							244
Collectively evaluated for impairment						734							734
Loans acquired with deteriorated credit quality
Ending balance	249,202					290,808					249,202		290,808
Individually evaluated for impairment	96,060	[1]				116,991	[2]				96,060	[1]	116,991	[2]
Collectively evaluated for impairment	149,159					168,243					149,159		168,243
Loans acquired with deteriorated credit quality	3,983					5,574					3,983		5,574
Loans Receivable | Multi-family Residential
Allowance for loan losses:
Beginning balance					162					49	162		49
Provision for losses on loans											10		113
Charge-offs
Recoveries
Ending balance	172					162					172		162
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment						162							162
Loans acquired with deteriorated credit quality
Ending balance	23,866					26,210					23,866		26,210
Individually evaluated for impairment	9,225	[1]				14,001	[2]				9,225	[1]	14,001	[2]
Collectively evaluated for impairment	13,579					11,141					13,579		11,141
Loans acquired with deteriorated credit quality	1,062					1,068					1,062		1,068
Loans Receivable | Construction
Allowance for loan losses:
Beginning balance					13					33	13		33
Provision for losses on loans											(12)		1
Charge-offs													(21)
Recoveries
Ending balance	1					13					1		13
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment						13							13
Loans acquired with deteriorated credit quality
Ending balance	1,243					4,390					1,243		4,390
Individually evaluated for impairment		[1]					[2]					[1]		[2]
Collectively evaluated for impairment	1,243					4,390					1,243		4,390
Loans acquired with deteriorated credit quality
Loans Receivable | Commercial
Allowance for loan losses:
Beginning balance					285					180	285		180
Provision for losses on loans											(101)		105
Charge-offs											(31)
Recoveries
Ending balance	153					285					153		285
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						8							8
Collectively evaluated for impairment						277							277
Loans acquired with deteriorated credit quality
Ending balance	67,166					63,394					67,166		63,394
Individually evaluated for impairment	24,967	[1]				28,913	[2]				24,967	[1]	28,913	[2]
Collectively evaluated for impairment	33,678					25,280					33,678		25,280
Loans acquired with deteriorated credit quality	8,521					9,201					8,521		9,201
Loans Receivable | Consumer
Allowance for loan losses:
Beginning balance					9					1	9		1
Provision for losses on loans											1
Charge-offs													(5)
Recoveries											1		13
Ending balance	11					9					11		9
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment						9							9
Loans acquired with deteriorated credit quality
Ending balance	1,691					2,210					1,691		2,210
Individually evaluated for impairment	894	[1]				1,690	[2]				894	[1]	1,690	[2]
Collectively evaluated for impairment	716					424					716		424
Loans acquired with deteriorated credit quality	81					96					81		96
Originated Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	632										632
Collectively evaluated for impairment	1,010										1,010
Originated Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	632										632
Collectively evaluated for impairment	673										673
Originated Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	172										172
Originated Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	1										1
Originated Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	153										153
Originated Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	11										11
Purchased Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	152										152
Loans acquired with deteriorated credit quality	366										366
Purchased Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	152										152
Loans acquired with deteriorated credit quality	366										366
Purchased Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality

[1]	Includes loans acquired from First Franklin of $125,430
[2]	Includes loans acquired from First Franklin of $155,850